UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10 166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	3/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus/Standish Global Fixed Income Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
March 31, 2016 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 89.6%		Rate (%)	Date	Amount ($)[a]		Value ($)
Argentina - .1%
Buenos Aires Province,
Sr. Unscd. Notes		9.13	3/16/24	3,100,000	[b]	3,194,550
Australia - 5.3%
Australian Government,
Sr. Unscd. Bonds, Ser. 137	AUD	2.75	4/21/24	47,000,000		37,021,178
Australian Government,
Sr. Unscd. Bonds, Ser. 139	AUD	3.25	4/21/25	49,725,000		40,620,166
Australian Government,
Sr. Unscd. Bonds, Ser. 141	AUD	3.25	10/21/18	2,305,000		1,826,193
Australian Government,
Sr. Unscd. Bonds, Ser. 143	AUD	2.75	10/21/19	57,900,000		45,609,337
						125,076,874
Belgium - .8%
Belgium Government,
Unscd. Bonds, Ser. 49	EUR	4.00	3/28/17	16,500,000	[b]	19,599,873
Canada - 4.7%
Canadian Government,
Bonds	CAD	0.75	9/1/20	20,985,000		16,247,035
Canadian Government,
Bonds	CAD	2.50	6/1/24	72,675,000		61,902,592
Canadian Government,
Bonds	CAD	2.25	6/1/25	22,450,000		18,813,057
Canadian Government,
Bonds	CAD	3.50	12/1/45	12,360,000		12,685,952
CNH Capital Canada Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	2,332,248	[b]	1,799,571
						111,448,207
Chile - .2%
Codelco,
Sr. Unscd. Notes		4.50	9/16/25	5,425,000	[b,c]	5,543,959
France - 5.1%
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	1,500,000	[d]	1,730,086
AXA,
Sub. Notes	EUR	5.25	4/16/40	3,500,000	[d]	4,411,734
French Government,
Bonds	EUR	2.25	5/25/24	21,775,000		28,931,703
French Government,
Bonds	EUR	1.00	11/25/25	60,500,000		72,673,800
Pernod-Ricard,
Sr. Unscd. Notes		5.50	1/15/42	3,180,000	[b]	3,443,457
Societe Generale,
Gtd. Notes		2.75	10/12/17	4,510,000		4,568,878
Societe Generale,
Sr. Unscd. Notes	EUR	2.38	2/28/18	5,300,000	[d]	6,300,433
						122,060,091

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 89.6% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Germany - 4.0%
Allianz,
Jr. Sub. Bonds	EUR	3.38	9/29/49	3,100,000	[d]	3,494,868
Allianz,
Sub. Notes	EUR	5.63	10/17/42	4,300,000	[d]	5,754,208
Driver thirteen UG (haftungsbeschraenkt),
Ser. 13, Cl. A	EUR	0.00	2/22/21	2,738,450	[d]	3,105,519
German Government,
Bonds	EUR	2.25	9/4/20	19,495,000		24,816,511
German Government,
Bonds	EUR	2.50	8/15/46	26,195,000		43,070,791
Globaldrive Auto Receivables,
Ser. 16A, Cl. A	EUR	0.05	1/20/24	4,708,770	[d]	5,362,846
Volkswagen Car Lease,
Ser. 22, Cl.A	EUR	0.30	8/21/21	8,507,073	[d]	9,687,217
						95,291,960
Hungary - 1.3%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	1,400,000	[b]	1,551,480
Hungarian Government,
Bonds, Ser. 24/B	HUF	3.00	6/26/24	2,513,500,000		9,307,739
Hungarian Government,
Bonds, Ser. 25/B	HUF	5.50	6/24/25	4,645,300,000		20,596,558
						31,455,777
Iceland - 1.1%
Icelandic Government,
Unscd. Notes		4.88	6/16/16	8,402,000	[c]	8,462,637
Icelandic Government,
Unscd. Notes		5.88	5/11/22	15,175,000		17,558,401
						26,021,038
Ireland - 2.3%
Irish Government,
Bonds	EUR	2.40	5/15/30	13,980,000		18,554,150
Irish Government,
Bonds	EUR	2.00	2/18/45	2,150,000		2,632,091
Irish Government,
Unscd. Bonds	EUR	1.00	5/15/26	28,915,000		33,765,775
						54,952,016
Italy - 6.2%
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	2,165,000		2,682,764
Intesa Sanpaolo,
Gtd. Notes		3.88	1/15/19	6,800,000		7,001,253
Intesa Sanpaolo,
Sr. Unscd. Notes		3.88	1/16/18	3,585,000		3,670,273
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	1,075,000		1,308,491
Italian Government,
Sr. Unscd. Bonds	EUR	2.60	9/15/23	15,380,000	[e]	23,310,347
Italian Government,
Sr. Unscd. Notes	EUR	2.35	9/15/24	44,895,000	[b,e]	59,106,863
Italian Government,
Treasury Bonds	EUR	4.75	6/1/17	8,685,000		10,432,248
Italian Government,
Treasury Bonds	EUR	3.50	6/1/18	23,500,000		28,779,204
Italian Government,
Treasury Bonds	EUR	4.75	9/1/44	3,740,000	[b]	6,393,582

		Coupon	Maturity	Principal
Bonds and Notes - 89.6% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Italy - 6.2% (continued)
Telecom Italia,
Sr. Unscd. Notes	GBP	6.38	6/24/19	2,000,000		3,157,749
						145,842,774
Japan - 7.0%
Development Bank of Japan,
Govt. Gtd. Bonds	JPY	1.70	9/20/22	325,000,000		3,223,918
Japanese Government,
Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/36	3,207,500,000		28,308,507
Japanese Government,
Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/24	2,943,000,000	[f]	27,396,468
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	9,045,700,000	[f]	84,386,668
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	1,932,850,000		22,420,528
						165,736,089
Mexico - 3.5%
Banco Nacional de Comercio Exterior,
Sr. Unscd. Notes		4.38	10/14/25	7,100,000	[b]	7,167,450
Mexican Government,
Bonds, Ser. M	MXN	4.75	6/14/18	1,206,000,000		70,230,514
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	9,225,000		686,508
Petroleos Mexicanos,
Gtd. Notes	EUR	3.75	3/15/19	3,750,000		4,348,209
						82,432,681
Morocco - 2.1%
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	20,510,000		24,010,010
Moroccan Government,
Sr. Unscd. Notes	EUR	4.50	10/5/20	9,950,000		12,404,864
Moroccan Government,
Sr. Unscd. Notes		4.25	12/11/22	13,545,000		13,871,773
						50,286,647
Netherlands - 3.0%
ABN AMRO Bank,
Sr. Unscd. Notes		4.25	2/2/17	5,700,000	[b]	5,822,037
ABN AMRO Bank,
Sub. Notes		4.75	7/28/25	9,350,000	[b]	9,453,205
Iberdrola International,
Gtd. Notes	EUR	1.13	1/27/23	1,400,000		1,636,339
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	800,000	[d]	975,941
Netherlands Government,
Bonds	EUR	1.25	1/15/18	17,100,000	[b]	20,062,209
Netherlands Government,
Bonds	EUR	0.25	1/15/20	4,350,000		5,068,128
Rabobank Nederland,
Gtd. Notes		3.38	1/19/17	2,565,000		2,611,219
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	1,325,000		1,510,329
Rabobank Nederland,
Sub. Bonds	EUR	2.50	5/26/26	6,080,000	[d]	7,043,152
Volkswagen International Finance,
Gtd. Notes		2.38	3/22/17	3,825,000	[b]	3,848,700
Vonovia Finance,
Gtd. Notes		3.20	10/2/17	1,585,000	[b]	1,600,818

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 89.6% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Netherlands - 3.0% (continued)
Vonovia Finance,
Gtd. Notes	EUR	1.63	12/15/20	9,000,000		10,586,288
						70,218,365
New Zealand - 1.3%
New Zealand Government,
Sr. Unscd. Bonds	NZD	2.00	9/20/25	43,808,000	[g]	31,551,685
Norway - .4%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	61,700,000	[b]	8,612,663
Peru - .3%
Peruvian Government,
Sr. Unscd. Bonds	EUR	2.75	1/30/26	2,525,000		2,888,647
Peruvian Government,
Sr. Unscd. Bonds		4.13	8/25/27	3,625,000		3,815,312
						6,703,959
Poland - 1.2%
Polish Government,
Bonds, Ser. 0725	PLN	3.25	7/25/25	3,725,000		1,041,977
Polish Government,
Sr. Unscd. Notes	EUR	3.00	1/15/24	7,800,000		10,129,323
Polish Government,
Sr. Unscd. Notes	EUR	1.50	9/9/25	14,100,000		16,461,178
						27,632,478
Romania - .3%
Romanian Government,
Sr. Unscd. Notes	EUR	2.75	10/29/25	6,000,000	[b]	7,036,504
Serbia - .2%
Serbian Government,
Sr. Unscd. Notes		7.25	9/28/21	3,600,000		4,032,000
Singapore - 1.4%
Singapore Government,
Sr. Unscd. Bonds	SGD	3.00	9/1/24	41,850,000		33,905,998
Slovenia - .2%
Slovenian Government,
Sr. Unscd. Notes		5.25	2/18/24	3,650,000		4,096,942
South Korea - 3.4%
Republic of Korea,
Sr. Unscd. Bonds, Ser. 2506	KRW	2.25	6/10/25	47,170,000,000		42,912,078
Republic of Korea,
Sr. Unscd. Bonds, Ser. 2512	KRW	2.25	12/10/25	41,433,000,000		37,760,839
						80,672,917
Spain - 2.5%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	3,900,000	[d]	4,571,824
Driver Espana,
Ser. 3, Cl. A	EUR	0.73	12/21/26	8,774,999	[d]	10,005,022
Santander International Debt,
Gtd. Notes	EUR	4.00	3/27/17	4,200,000		4,964,766
Spanish Government,
Bonds	EUR	2.75	4/30/19	15,950,000		19,601,434
Spanish Government,
Bonds	EUR	1.40	1/31/20	8,794,000		10,445,398

		Coupon	Maturity	Principal
Bonds and Notes - 89.6% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Spain - 2.5% (continued)
Spanish Government,
Bonds	EUR	5.75	7/30/32	4,375,000		7,575,395
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	1,600,000		2,112,784
						59,276,623
Supranational - .6%
European Investment Bank,
Sr. Unscd. Bonds	CAD	1.25	11/5/20	15,050,000	[b]	11,546,464
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	2,800,000		2,188,587
						13,735,051
Sweden - .1%
Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	19,885,000		3,037,966
United Kingdom - 5.0%
British Telecommunications,
Sr. Unscd. Notes	EUR	0.63	3/10/21	7,450,000		8,470,591
Lloyds Bank,
Sr. Unscd. Notes	EUR	4.63	2/2/17	1,975,000		2,333,622
United Kingdom Gilt,
Bonds	GBP	5.00	3/7/18	125,000		195,843
United Kingdom Gilt,
Bonds	GBP	1.50	1/22/21	15,825,000		23,445,483
United Kingdom Gilt,
Bonds	GBP	2.00	9/7/25	18,500,000		27,962,830
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	6,770,000		13,437,321
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	20,475,000		35,223,493
Vodafone Group,
Sr. Unscd. Notes	EUR	1.25	8/25/21	5,400,000		6,286,867
						117,356,050
United States - 26.0%
21st Century Fox America,
Gtd. Notes		3.70	10/15/25	2,600,000	[c]	2,727,722
A10 Term Asset Financing,
Ser. 2013-2, Cl. A		2.62	11/15/27	820,426	[b]	810,573
Ally Financial,
Gtd. Notes		3.50	1/27/19	3,310,000		3,268,625
American International Group,
Sr. Unscd. Notes		4.88	6/1/22	2,600,000		2,862,891
AmeriCredit Automobile Receivables Trust,
Ser. 2013-1, Cl. D		2.09	2/8/19	2,760,000		2,762,568
AmeriCredit Automobile Receivables Trust,
Ser. 2013-4, Cl. C		2.72	9/9/19	1,065,000		1,076,669
Apple,
Sr. Unscd. Notes		3.25	2/23/26	8,895,000		9,298,495
Aventura Mall Trust,
Ser. 2013-AVM, Cl. A		3.74	12/5/32	2,305,000	[b,d]	2,470,656
BAE Systems Holdings,
Gtd. Bonds		3.80	10/7/24	1,301,000		1,336,960
BAE Systems Holdings,
Gtd. Bonds		3.80	10/7/24	2,800,000	[b]	2,876,210

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 89.6% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States - 26.0% (continued)
Barclays Commercial Mortgage Securities
Trust,
Ser. 2013-TYSN, Cl. A2	3.76	9/5/32	1,245,000	[b]	1,313,551
Bear Stearns ALT-A Trust,
Ser. 2004-2, Cl. 2A1	2.79	3/25/34	791,650	[d]	780,976
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PWR10, Cl. AJ	5.60	12/11/40	521,443	[d]	510,236
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PWR14, Cl. AJ	5.27	12/11/38	9,467,507		9,081,936
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR16, Cl. AJ	5.72	6/11/40	7,218,309	[d]	6,918,569
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR17, Cl. AJ	5.88	6/11/50	2,000,000	[d]	1,949,505
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR18, Cl. AJ	6.16	6/11/50	950,000	[d]	891,559
Branch Banking and Trust,
Sub. Notes	3.63	9/16/25	7,850,000		8,232,303
Capital Auto Receivables Asset Trust,
Ser. 2013-3, Cl. D	3.69	2/20/19	855,000		865,162
Capital Auto Receivables Asset Trust,
Ser. 2014-1, Cl. D	3.39	7/22/19	900,000		908,526
Capital Auto Receivables Asset Trust,
Ser. 2014-2, Cl. C	2.41	5/20/19	2,275,000		2,277,549
Capital Auto Receivables Asset Trust,
Ser. 2014-3, Cl. D	3.14	2/20/20	2,850,000		2,820,819
Capital Auto Receivables Asset Trust,
Ser. 2015-2, Cl. B	2.29	5/20/20	6,000,000		5,980,064
Capital Auto Receivables Asset Trust,
Ser. 2015-2, Cl. D	3.16	11/20/20	7,275,000		7,199,374
Carmax Auto Owner Trust,
Ser. 2014-4, Cl. D	3.04	5/17/21	2,625,000		2,641,309
Carmax Auto Owner Trust,
Ser. 2015-2, Cl. D	3.04	11/15/21	1,000,000		1,005,752
Celgene,
Sr. Unscsd. Notes	5.00	8/15/45	4,270,000		4,635,508
Chrysler Capital Auto Receivables Trust,
Ser. 2013-AA, Cl. D	2.93	8/17/20	5,100,000	[b]	5,130,640
Chrysler Capital Auto Receivables Trust,
Ser. 2013-BA, Cl. C	2.24	9/16/19	1,135,000	[b]	1,134,724
Chrysler Capital Auto Receivables Trust,
Ser. 2015-AA, Cl. D	3.15	1/18/22	3,100,000	[b]	3,126,950
Chrysler Capital Auto Receivables Trust,
Ser. 2015-BA, Cl. C	3.26	4/15/21	3,500,000	[b]	3,561,664
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	4,120,000		4,332,172
Citigroup,
Sub. Bonds	4.40	6/10/25	5,870,000		5,996,968
Citigroup Commercial Mortgage Trust,
Ser. 2013-375P, Cl. C	3.52	5/10/35	150,000	[b,d]	146,727
Colony American Homes,
Ser. 2014-1A, Cl. C	2.29	5/17/31	1,625,000	[b,d]	1,562,710

	Coupon	Maturity	Principal
Bonds and Notes - 89.6% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States - 26.0% (continued)
Commercial Mortgage Trust,
Ser. 2006-C8, Cl. AJ	5.38	12/10/46	6,330,000		6,075,066
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	1,225,000	[b]	1,266,024
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1	5.50	9/25/34	831,240		852,416
Dell Equipment Finance Trust,
Ser. 2015-1, Cl. C	2.42	3/23/20	6,880,000	[b]	6,855,841
Drive Auto Receivables Trust,
Ser. 2015-AA, Cl. C	3.06	5/17/21	5,750,000	[b]	5,738,424
DT Auto Owner Trust,
Ser. 2014-1A, Cl. D	3.98	1/15/21	3,225,000	[b]	3,248,404
DT Auto Owner Trust,
Ser. 2014-3A, Cl. D	4.47	11/15/21	2,425,000	[b]	2,413,450
DT Auto Owner Trust,
Ser. 2015-3A, Cl. B	2.46	11/15/19	4,700,000	[b]	4,691,252
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7	4.04	12/5/31	1,000,000	[b,d]	1,015,050
Federal Home Loan Mortgage Corporation,
Structured Agency Credit Risk Debt
Notes,	2.83	8/25/24	1,738,397	[d,h]	1,754,027
Federal National Mortgage Association
Connecticut Avenue Securities,
Ser. 2014-C04, Ser. 1M1	2.38	11/25/24	1,979,913	[d,h]	1,989,927
FedEx,
Gtd. Notes	3.25	4/1/26	2,565,000		2,637,677
Flagship Credit Auto Trust,
Ser. 2015-2, Cl. A	1.98	10/15/20	2,322,169	[b]	2,318,543
Ford Credit Auto Owner Trust,
Ser. 2014-A, Cl. B	1.71	5/15/19	1,750,000		1,750,023
Ford Credit Floorplan Master Owner Trust
A,
Ser. 2015-1, Cl. A1	1.42	1/15/20	8,355,000		8,366,241
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	4,620,000		4,682,356
Ford Motor Credit,
Sr. Unscd. Notes	2.55	10/5/18	1,700,000		1,706,910
Ford Motor Credit,
Sr. Unscd. Notes	3.34	3/18/21	3,475,000		3,580,001
Freeport-McMoRan,
Gtd. Notes	2.15	3/1/17	5,435,000		5,217,600
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. EFX	3.38	12/15/19	3,620,000	[b,d]	3,403,726
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. FFX	3.38	12/15/19	1,640,000	[b,d]	1,513,938
General Electric,
Jr. Sub. Debs., Ser. D	5.00	12/29/49	3,085,000	[d]	3,181,406
General Motors Financial,
Gtd. Notes	3.10	1/15/19	4,475,000		4,531,519
GM Financial Automobile Leasing Trust,
Ser. 2015-1, Cl. D	3.01	3/20/20	3,350,000		3,299,018
Goldman Sachs Group,
Sub. Notes	4.25	10/21/25	3,960,000		4,034,337
Hewlett Packard Enterprise,
Sr. Unscd. Notes	6.35	10/15/45	4,425,000	[b]	4,363,116
Hilton USA Trust,
Ser. 2013-HLT, Cl. DFX	4.41	11/5/30	915,000	[b]	917,840

		Coupon	Maturity	Principal
Bonds and Notes - 89.6% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States - 26.0% (continued)
Hyundai Auto Receivables Trust,
Ser. 2015-A, Cl. C		1.98	7/15/20	1,320,000		1,310,058
JP Morgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	3,050,000	[d]	3,509,688
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2006-CB17, Cl. AM		5.46	12/12/43	2,575,000		2,494,550
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2006-LDP9, Cl. AM		5.37	5/15/47	5,835,000		5,862,584
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2007-LDPX, Cl. AM		5.46	1/15/49	5,390,000	[d]	5,352,642
JPMorgan Chase & Co.,
Sub. Notes		3.88	9/10/24	3,490,000		3,585,591
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		1.35	11/25/36	20,787	[d]	19,867
Kraft Heinz Foods,
Gtd. Notes	EUR	2.00	6/30/23	5,300,000		6,296,465
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C7, Cl. AJ		6.24	9/15/45	8,100,000	[d]	7,933,634
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Cl. AJ		5.76	5/12/39	6,265,000	[d]	6,161,842
Metropolitan Life Global Funding I,
Scd. Notes		1.50	1/10/18	4,605,000	[b]	4,612,617
ML-CFC Commercial Mortgage Trust,
Ser. 2007-9, Cl. AJ		6.17	9/12/49	1,625,000	[d]	1,403,571
Morgan Stanley,
Sr. Unscd. Notes		4.00	7/23/25	3,450,000		3,614,451
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM		5.67	4/15/49	5,692,000	[d]	5,673,383
Morgan Stanley Capital I Trust,
Ser. 2007-IQ15, Cl. AJ		5.92	6/11/49	5,405,000	[d]	5,031,837
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1		0.74	3/25/35	270,279	[d]	246,653
Newell Rubbermaid,
Sr. Unscd. Notes		2.60	3/29/19	3,925,000		3,984,927
OneMain Financial Issuance Trust,
Ser. 2014-2A, Cl. A		2.47	9/18/24	7,400,000	[b]	7,380,370
OneMain Financial Issuance Trust,
Ser. 2015-1A, Cl. A		3.19	3/18/26	5,344,000	[b]	5,297,671
OneMain Financial Issuance Trust,
Ser. 2015-1A, Cl. B		3.85	3/18/26	3,250,000	[b]	3,111,983
OneMain Financial Issuance Trust,
Ser. 2015-2A, Cl. A		2.57	7/18/25	6,225,000	[b]	6,148,322
Prudential Financial,
Sr. Unscd. Notes		5.38	6/21/20	2,200,000		2,458,300
Santander Drive Auto Receivables Trust,
Ser. 2014-1, Cl. B		1.59	10/15/18	2,893,654		2,894,767
Scientific Games International,
Gtd. Notes		10.00	12/1/22	3,105,000		2,530,575
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A		2.41	12/15/22	4,618,015	[b]	4,606,349
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A		3.45	12/15/22	3,450,000	[b]	3,398,092
Springleaf Funding Trust,
Ser. 2015-AA, Cl. A		3.16	11/15/24	9,175,000	[b]	9,085,995

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 89.6% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States - 26.0% (continued)
SunTrust Auto Receivables Trust,
Ser. 2015-15A, Cl. A3	1.42	9/16/19	7,025,000	[b]	7,005,818
T-Mobile USA,
Gtd. Notes	6.00	3/1/23	2,900,000		2,976,125
U.S. Treasury Bonds	2.50	2/15/46	85,450,000	[c]	83,320,415
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/20	33,358,499	[i]	34,082,345
U.S. Treasury Notes	1.38	1/31/21	101,145,000		101,875,975
U.S. Treasury Notes	1.75	1/31/23	26,935,000		27,308,508
U.S. Treasury Notes	1.63	2/15/26	2,775,000	[c]	2,734,785
Visa,
Sr. Unscd. Notes	2.20	12/14/20	9,250,000		9,486,014
Volkswagen Group of America Finance,
Gtd. Notes	1.25	5/23/17	4,175,000	[b]	4,147,007
Wachovia Bank Commercial Mortgage
Trust,
Ser. 2006-C29, Cl. AJ	5.37	11/15/48	4,385,000	[d]	4,286,632
Wachovia Bank Commercial Mortgage
Trust,
Ser. 2007-C32, Cl. AJ	5.70	6/15/49	6,930,000	[d]	6,635,406
Wells Fargo & Co.,
Sr. Unscd. Notes	2.63	12/15/16	1,580,000		1,599,126
Wells Fargo & Co.,
Sub. Notes	4.30	7/22/27	6,430,000		6,831,714
Westlake Automobile Receivables Trust,
Ser. 2014-2A, Cl. D	2.86	7/15/21	2,125,000	[b]	2,076,055
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.	6.50	5/9/67	3,571,000	[b,d]	3,517,435
					615,790,898
Total Bonds and Notes
(cost $2,058,075,281)					2,122,602,635
Short-Term Investments - 1.7%

U.S. Treasury Bill
(cost $39,235,804)	0.37	9/15/16	39,304,000	[j]	39,245,201

Other Investment - 9.9%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $235,109,844)			235,109,844	[k]	235,109,844
Investment of Cash Collateral for Securities
Loaned - .2%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $5,200,754)			5,200,754	[k]	5,200,754

Total Investments (cost $2,337,621,683)			101.4%		2,402,158,434
Liabilities, Less Cash and Receivables			(1.4%)		(32,840,199)
Net Assets			100.0%		2,369,318,235

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar

STATEMENT OF INVESTMENTS (Unaudited) (continued)

CAD—Canadian Dollar
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
JPY—Japanese Yen
KRW—Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities were valued at
$296,051,112 or 12.5% of net assets.
c Security, or portion thereof, on loan. At March 31, 2016, the value of the fund’s securities on loan was $95,072,799 and the value of the collateral held by the fund was $97,607,266, consisting of cash collateral of $5,200,754 and U.S. Government & Agency securities valued at $92,406,512.
d Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Italian Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
g Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
h The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
i Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
j Held by or on behalf of a counterparty for open financial futures contracts.
k Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Foreign/Governmental	56.9
Short-Term/Money Market Investments	11.8
Corporate Bonds	11.3
U.S. Government	10.5
Asset-Backed	6.9
Commercial Mortgage-Backed	3.8
Residential Mortgage-Backed	.2
101.4
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
March 31, 2016 (Unaudited)

The following is a summary of the inputs used as of March 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	163,031,198	-	163,031,198
Commercial
Mortgage-Backed	-	89,121,037	-	89,121,037
Corporate Bonds†	-	267,172,937	-	267,172,937
Foreign Government	-	1,348,331,436	-	1,348,331,436
Mutual Funds	240,310,598	-	-	240,310,598
Residential
Mortgage-Backed	-	5,623,999	-	5,623,999
U.S. Treasury	-	288,567,229	-	288,567,229
Other Financial Instruments:
Financial Futures††	18,868	-	-	18,868
Forward Foreign Currency
Exchange Contracts††	-	2,480,487	-	2,480,487
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(360,313)	-	-	(360,313)
Forward Foreign Currency
Exchange Contracts††	-	(19,938,683)	-	(19,938,683)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus/Standish Global Fixed Income Fund
March 31, 2016 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation) at
	Contracts	Contracts ($)	Expiration	03/31/2016 ($)

Financial Futures Long
U.S. Treasury Ultra Long Bond	6	1,035,187	June 2016	(3,417)
Financial Futures Short
Euro BTP Italian Government Bond	51	(8,160,604)	June 2016	(137,001)
Euro-Bond	669	(124,328,444)	June 2016	(185,138)
Euro-Schatz	44	(5,596,818)	June 2016	6,972
Japanese 10 Year Bond	30	(40,330,534)	June 2016	(34,757)
U.S. Treasury 2 Year Notes	194	(42,437,500)	June 2016	11,896
Gross Unrealized Appreciation				18,868
Gross Unrealized Depreciation				(360,313)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of

NOTES

securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date

NOTES

the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. [[L:FEC]]

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Citigroup
Japanese Yen,
Expiring
4/28/2016	2,152,440,000	19,161,682	19,141,640	(20,042)
Goldman Sachs International
Japanese Yen,
Expiring
4/28/2016	1,965,640,000	17,442,277	17,480,428	38,151
JP Morgan Chase Bank
Hungarian Forint,
Expiring
4/1/2016	856,977,250	3,084,872	3,106,824	21,952
UBS
Euro,
Expiring
4/28/2016	8,650,000	9,782,882	9,851,127	68,245
Mexican New
Peso,
Expiring
6/15/2016	410,400,000	23,404,405	23,588,737	184,332
Swedish Krona,
Expiring
4/28/2016	354,340,000	43,243,831	43,690,434	446,603
Sales:
Bank of America
Australian Dollar,
Expiring
4/28/2016	169,885,000	127,483,403	130,058,589	(2,575,186)
Polish Zloty,
Expiring
6/15/2016	3,850,000	1,009,187	1,030,894	(21,707)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Barclays Bank
Euro,
Expiring
4/28/2016	148,180,000	166,094,962	168,756,066	(2,661,104)
Citigroup
South Korean
Won,
Expiring
6/15/2016	58,677,400,000	50,512,986	51,206,388	(693,402)
Goldman Sachs International
Euro,
Expiring
4/28/2016	103,605,000	116,132,982	117,991,444	(1,858,462)
Norwegian Krone,
Expiring
4/28/2016	79,600,000	9,389,283	9,618,535	(229,252)
HSBC
Euro,
Expiring
4/28/2016	68,993,000	77,337,704	78,573,271	(1,235,567)
Mexican New
Peso,
Expiring
6/15/2016	11,855,000	673,006	681,395	(8,389)
New Zealand
Dollar,
Expiring
4/28/2016	79,895,000	53,808,084	55,141,293	(1,333,209)
JP Morgan Chase Bank
British Pound,
Expiring
4/28/2016	71,390,000	101,505,157	102,543,205	(1,038,048)
Canadian Dollar,
Expiring
4/28/2016	163,750,000	124,198,399	126,087,373	(1,888,974)
Euro,
Expiring
4/28/2016	86,242,000	96,668,658	98,217,443	(1,548,785)
Hungarian Forint,
Expiring
6/15/2016	7,054,030,000	25,197,595	25,542,177	(344,582)
Japanese Yen,
Expiring
4/1/2016	69,518,672	617,051	617,697	(646)
4/28/2016	22,696,538,000	203,561,782	201,840,218	1,721,564

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
JP Morgan Chase Bank
(continued)
Singapore Dollar,
Expiring
4/28/2016	77,550,000	56,612,198	57,528,950	(916,752)
South African
Rand,
Expiring
6/15/2016	395,000	25,117	26,344	(1,227)
South Korean
Won,
Expiring
6/15/2016	11,263,560,000	9,829,444	9,829,444	0
Taiwan Dollar,
Expiring
6/15/2016	1,483,425,000	45,554,140	46,130,607	(576,467)
Royal Bank of Scotland
Euro,
Expiring
4/28/2016	150,000,000	168,134,999	170,828,788	(2,693,789)
UBS
Canadian Dollar,
Expiring
4/28/2016	30,800,000	23,547,689	23,715,976	(168,287)
Euro,
Expiring
4/28/2016	6,915,000	7,750,401	7,875,207	(124,806)
Gross Unrealized Appreciation				2,480,847
Gross Unrealized Depreciation				(19,938,683)

At March 31, 2016, accumulated net unrealized appreciation on investments was $64,536,751, consisting of $77,181,323 gross unrealized appreciation and $12,644,572 gross unrealized depreciation.

At March 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)